Standardized measurement of oil and gas (unaudited) (Disclosure of detailed information about proved developed and proved undeveloped reserve) (Details)	Dec. 31, 2021 bbl Mcf	Dec. 31, 2020 bbl Mcf	Dec. 31, 2019 bbl Mcf
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed Reserves (Volume)	2,893,199	2,124,000	2,231,550
Proved Undeveloped Reserve (Volume)	2,223,401	2,303,200	2,940,180
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed Reserves (Volume) | Mcf	10,091,899	8,634,700	2,555,500
Proved Undeveloped Reserve (Volume) | Mcf	33,622,601	3,829,600	6,428,310
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved Developed Reserves (Volume)	1,410,200	835,500	281,105
Proved Undeveloped Reserve (Volume)	1,935,000	735,100	707,114